Property and equipment	12 Months Ended
Dec. 31, 2024
Property and equipment
Property and equipment

9.Property and equipment

	Right-of-use
Cost	asset	Equipment	Total
	$	$	$
Balance, December 31, 2022	114,588	19,033	133,621
Additions	—	4,311	4,311
Balance, December 31, 2023	114,588	23,344	137,932
Additions	96,998	—	96,998
Balance, December 31, 2024	211,586	23,344	234,930

	Right-of-use
Accumulated amortization	asset	Equipment	Total
	$	$	$
Balance, December 31, 2022	38,195	2,748	40,943
Amortization	65,480	7,582	73,062
Balance, December 31, 2023	103,675	10,330	114,005
Amortization	78,525	7,679	86,204
Balance, December 31, 2024	182,200	18,009	200,209

	Right-of-use
Carrying values	asset	Equipment	Total
	$	$	$
At December 31, 2023	10,913	13,014	23,927
At December 31, 2024	29,386	5,335	34,721

The Company entered into an office lease during the year ended December 31, 2022 for which a right-of-use asset was recognized (Note 11). During the year ended December 31, 2024, the Company extended its office lease. A $96,998 right - of - use asset addition was recognized with a corresponding $96,998 increase to the lease liability.